RISKS (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Variation of the result for the year	$ 91
Shares [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	1
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	5
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	31
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	40
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	$ 14